Interests in Other Entities - Disclosure of Sensitivity of VIU Changes to Current Assumptions to Achieve Nil Headroom (Details) - Santander UK Group Holdings plc - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of subsidiaries [line items]
Carrying value	£ 11,635	£ 11,630
Santander UK plc
Disclosure of subsidiaries [line items]
Carrying value	11,267	11,267
Value in use	12,147	11,745
Headroom	£ 880	£ 478
Increase in post tax discount rate	0.67%	0.40%
Decrease in cash flows	7.00%	4.00%
Value in use estimate, increase (decrease) in cash flows	5.00%	5.00%
Increase (decrease) in discount rate applied to cash flow projections	1.00%	1.00%
Decrease in GDP growth rate	0.10%	0.10%
Santander Financial Services plc
Disclosure of subsidiaries [line items]
Carrying value	£ 337	£ 337
Value in use	376	363
Headroom	£ 39	£ 26
Increase in post tax discount rate	1.45%	0.82%
Decrease in cash flows	10.00%	7.00%
Value in use estimate, increase (decrease) in cash flows	5.00%	5.00%
Increase (decrease) in discount rate applied to cash flow projections	1.00%	1.00%